EQUITY - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Equity [Line Items]
Common stock, authorized	100,000,000	100,000,000
Common stock, par value	$ 0.001	$ 0.001
Common Stock, Issued	21,134,744	21,134,744
Preferred stock, authorized	15,000,000	15,000,000
Preferred stock, par value	$ 0.001	$ 0.001
Common stock, shares outstanding	20,741,572
Preferred Stock Conversion Basis Voting Percentage	80.00%
Series B Convertible Preferred Stock
Equity [Line Items]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred Stock, Issued	14,999,000	14,999,000
Preferred Stock Shares Designated	14,999,000	14,999,000